EMPLOYEE BENEFIT PLANS - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Multiemployer Plans [Line Items]
Expense recognized		$ 16,000,000	$ 13,000,000	$ 12,000,000
Benefit obligation		$ 1,388,000,000	$ 1,588,000,000	1,262,000,000
PBO discount		4.90%	4.00%
Benefit payments, year one		$ 95,000,000
Benefit payments, year two		95,000,000
Defined benefit plan, year three		99,000,000
Defined benefit plan, year four		102,000,000
Benefit payments, year five		99,000,000
Expense for shares distributed to eligible employees		27,000,000	$ 19,000,000	15,000,000
Deferred compensation arrangement with individual, recorded liability		$ 28,000,000	19,000,000
ESPP
Multiemployer Plans [Line Items]
Share-based compensation arrangement by share-based payment award, purchase price of common stock, percent		85.00%
Maximum number of shares purchased in offering period (in shares)		500
Maximum value of common stock purchased during period under ESPP		$ 10,000
Expense related to ESPP		$ 5,000,000
Number of common stock issued related to ESPP (in shares)		616,740
Weighted average price per share (in dollars per share)		$ 26.64
Accrued liability		$ 7,000,000
Common stock reserved for future issuance (in shares)		5,431,500
ESPP | Subsequent Event
Multiemployer Plans [Line Items]
Number of common stock issued related to ESPP (in shares)	228,787
Postemployment Retirement Benefits
Multiemployer Plans [Line Items]
Benefit obligation		$ 3,000,000
PBO discount		4.50%
Multiemployer Pension Plans
Multiemployer Plans [Line Items]
Withdrawal liability		$ 0	$ 0	$ 0
Maximum | Postemployment Retirement Benefits
Multiemployer Plans [Line Items]
Benefit payments, year one		1,000,000
Benefit payments, year two		1,000,000
Defined benefit plan, year three		1,000,000
Defined benefit plan, year four		1,000,000
Benefit payments, year five		1,000,000
Defined benefit plan, thereafter		$ 1,000,000